Accrued expenses	12 Months Ended
Dec. 31, 2017
Accrued expenses
Accrued expenses

Note 10. Accrued expenses

Accrued expenses as of December 31, 2017 and 2016 consist of the following:

	December 31, 2017 (as adjusted)	December 31, 2016 (as adjusted)
	(in thousands)
Accrued savings offers	$7,168	$2,070
Accrued rebates	4,008	544
Accrued customer returns	2,711	1,157
Accrued payroll and benefits	2,534	2,085
Accrued wholesaler fees	2,345	509
Other accrued expenses	2,178	1,408

Total accrued expenses	$20,944	$7,773